Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss per Share
9.	Net Loss per Share

Net Loss per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Numerator:
Net loss	$(10,900)	$(11,600)	$(33,663)	$(22,690)
Accretion of redeemable convertible preferred stock to redemption value	—	(16)	—	(36)

Net loss attributable to common stockholders	$(10,900)	$(11,616)	$(33,663)	$(22,726)

Denominator:
Weighted average common shares outstanding—basic and diluted	14,315,410	513,900	14,304,721	513,900

Net loss per share attributable to common stockholders—basic and diluted	$(0.76)	$(22.60)	$(2.35)	$(44.22)

The Company’s potentially dilutive securities, which include options to purchase common stock, redeemable convertible preferred stock, warrants to purchase common stock and warrants to purchase redeemable convertible preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three and Nine Months Ended September 30,
	2018	2017
Options to purchase common stock	2,048,209	1,197,120
Redeemable convertible preferred stock (as converted to common stock)	—	7,180,483
Warrants to purchase common stock	10,414	—
Warrants to purchase redeemable convertible preferred stock (as converted to common stock)	—	10,414

	2,058,623	8,388,017

15.	Net Loss per Share

Net Loss per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2017	2016	2015
Numerator:
Net loss	$(33,877)	$(22,975)	$(13,218)
Accretion of redeemable convertible preferred stock to redemption value	(44)	(25)	(19)

Net loss attributable to common stockholders	$(33,921)	$(23,000)	$(13,237)

Denominator:
Weighted average common shares outstanding—basic and diluted	2,061,845	513,527	508,659

Net loss per share attributable to common stockholders—basic and diluted	$(16.45)	$(44.79)	$(26.02)

The Company’s potentially dilutive securities, which include stock options, warrants to purchase shares of Preferred Stock and common stock, unvested restricted stock, convertible promissory notes and Preferred Stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2017	2016	2015
Options to purchase common stock	1,403,119	548,903	231,576
Restricted common stock	—	—	1,458
Redeemable convertible preferred stock (as converted to common stock)	—	1,789,704	1,487,527
Warrants to purchase common stock	10,414	—	—
Warrants to purchase redeemable convertible preferred stock (as converted to common stock)	—	7,475	3,226

	1,413,533	2,346,082	1,723,787